Accounts Receivable	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable

3. Accounts Receivable

The Company extends credit on an unsecured basis to most of its customers. The Company’s exposure to expected credit losses depends on the financial condition of its customers and other macroeconomic factors beyond the Company’s control, such as deteriorating conditions in the world economy or in the industries the Company serves, changes in oil prices and political instability. While the Company actively manages its credit exposure and works to respond to both changes in the customers’ financial conditions or macroeconomic events, there can be no guarantee the Company will be able to mitigate all of these risks successfully.

The Company performs ongoing credit evaluations of its customers and adjust credit limits based upon payment history and the customer’s current creditworthiness based on expected exposure. The payment terms with customers are based on each customers’ creditworthiness and are generally 30 to 90 days, although certain markets and other customer-specific factors may warrant longer payment terms. Accounts receivable balances that are not paid within the terms of the sales agreement may be subject to finance fees based on the outstanding balance. Although the Company analyzes customers’ payment history and expected creditworthiness, since the Company extends credit on an unsecured basis to most of its customers, there is a possibility that any accounts receivable not collected may ultimately need to be written off.

The Company had accounts receivable of $18,446,176 and $18,043,235 as of December 31, 2022 and 2021, respectively, of which accounts receivable from the top five customers accounted for $9,253,060 and $13,672,641 as at December 31, 2022 and 2021 accounted for approximately 50.2% (the largest of which accounted for 22.4%) and 75.8% (the largest of which accounted for 37.1%) of total accounts receivable, respectively. The Company has no allowance for doubtful accounts as of December 31, 2022 and 2021 and no bad debt expense for the years then ended.

Subsequent to December 31, 2022, all accounts receivable has been collected.

As of December 31, 2022, the Company sold accounts receivable of $4,134,637 ($1,356,547 as of December 31, 2021) to a bank under a non-recourse factoring arrangement (see Note 7).